Related Party Transactions (Details) - Schedule of composition of the related party balance - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Composition Of The Related Party Balance Abstract
Promissory note	$ 1,000,000	$ 300,000
Accrual for Administrative Services Agreement	10,000	10,000
Total	$ 1,010,000	$ 310,000